Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	26.92%	25.93%	25.64%
Average effective tax rate	25.20%	31.10%	0.00%